Noncontrolling Interests (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Aug. 02, 2015	May. 03, 2015	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Noncontrolling Interest [Line Items]
Payments to Acquire Interest in Joint Venture									$ 14	$ 7	$ 5
Contribution from noncontrolling interest									9	5	3
Restructuring charges, after tax	$ 67	$ 11	$ 0	$ 0	$ 15	$ 1	$ 5	$ 15
2014 Initiatives [Member]
Noncontrolling Interest [Line Items]
Restructuring charges, after tax										33
Noncontrolling Interests [Member]
Noncontrolling Interest [Line Items]
Contribution from noncontrolling interest									$ 9	5	$ 3
Noncontrolling Interests [Member] | 2014 Initiatives [Member]
Noncontrolling Interest [Line Items]
Restructuring charges, after tax										$ 5
China [Member]
Noncontrolling Interest [Line Items]
Controlling interest in a company	60.00%								60.00%
Malaysia [Member]
Noncontrolling Interest [Line Items]
Controlling interest in a company	70.00%								70.00%